Employee Benefits Expenses - Schedule of Employee Benefits Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Employee Benefits Expenses [Abstract]
Salaries and other short term employee benefits	$ 2,231	$ 1,195	$ 1,258
Payments to defined contribution pension schemes	59	38	31
Share based compensations		3,810
Total	$ 2,290	$ 5,043	$ 1,289